Note 8 - Vessels, Net (Details Textual) $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024
Carrying Capacity of Vessels at Period End (TEU)	512,989	512,989
Number of Vessels Provided as Collaterals to Secure Loans	54
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 1,870,162
Number of vessels acquired under SPA	4
Number of Unencumbered Vessels	5
Polar Brasil [Member]
Carrying Capacity of Vessels at Period End (TEU)	3,800